CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Solar modules	¥ 18,349,800	¥ 14,781,004	¥ 12,688,843
Solar cells and other products	905,677	799,572	761,931
Electricity generation	403,976	156,300	64,226
Solar products processing			10,407
Total revenues	19,659,453	15,736,876	13,525,407
Cost of revenues
Solar modules	(16,242,113)	(12,612,637)	(10,520,727)
Solar cells and other products	(864,976)	(742,723)	(675,384)
Electricity generation	(143,053)	(87,975)	(29,736)
Solar products processing			(6,971)
Total cost of revenues	(17,250,142)	(13,443,335)	(11,232,818)
Gross profit	2,409,311	2,293,541	2,292,589
Selling, general and administrative expenses	(1,514,042)	(1,058,319)	(1,246,449)
Research and development expense	(160,138)	(175,450)	(148,548)
Loss from purchase commitments and contract termination costs	(16,436)	(148,541)
Impairment loss on project assets	(3,043)	(8,073)	(32,574)
Total operating expenses	(1,693,659)	(1,390,383)	(1,427,571)
Income from operations	715,652	903,158	865,018
Change in fair value of derivatives	(2,270)	48,845	44,033
Interest expense	(324,414)	(284,334)	(249,382)
Interest income	17,319	18,850	25,571
Foreign exchange gain/(loss)	(70,105)	80,786	31,890
Income from equity method investments	9,250	9,856	6,180
Other income, net	53,163	65,750	48,492
Income before income taxes	398,595	842,911	771,802
Income tax expense	98,470	123,301	157,332
Net income	300,125	719,610	614,470
Less: loss/(earnings) attributable to the non-controlling interest		(35,911)	9,243
Net income attributable to JA Solar Holdings	300,125	683,699	623,713
Less: allocation of net income to a participating warrant holder			(107,828)
Net income attributable to JA Solar Holdings	300,125	683,699	515,885
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax	4,237	(44,517)	(35,038)
Other comprehensive (loss)/income	4,237	(44,517)	(35,038)
Comprehensive income	304,362	675,093	579,432
Less: comprehensive loss/(income) attributable to the non-controlling interest		(35,911)	9,243
Comprehensive income attributable to JA Solar Holdings	304,362	639,182	588,675
Less: allocation of net income to a participating warrant holder			(107,828)
Comprehensive income attributable to JA Solar's ordinary shareholders	¥ 304,362	¥ 639,182	¥ 480,847
Net income per share:
Basic (in CNY per share)	¥ 1.28	¥ 2.92	¥ 2.12
Diluted (in CNY per share)	¥ 1.28	¥ 2.92	¥ 2.12
Weighted average number of shares outstanding :
Basic (in shares)	234,331,621	234,290,842	243,506,821
Diluted (in shares)	234,369,595	234,402,452	243,744,921
Net income per ADS:
Basic (in dollars per share)	¥ 6.40	¥ 14.59	¥ 10.59
Diluted (in dollars per share)	¥ 6.40	¥ 14.58	¥ 10.58
Weighted average number of ADS:
Basic (in shares)	46,866,324	46,858,168	48,701,364
Diluted (in shares)	46,873,919	46,880,490	48,748,984